Other, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other net [Line Items]
Other operating incomes		$ 102,620	$ 87,828	$ 95,307
Other Operating Expense		(107,632)	(101,417)	(76,350)
Profit (loss) for the year		(11,654)	64,435	(327,814)
Disposal Cost Of Sale Of Supplies And Merchandise To Third Parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(57,897)	(60,242)	(49,890)
Net Cost Of Transfer Of Investments [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(11,178)	(1,706)	0
Direct Expenses [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(11,000)	(5,998)	(4,350)
Provision For Loss Of Value Of Supplies [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(7,039)	(2,444)	0
Withdrawals And Disposals Of Property Machinery And Equipment [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(6,626)	(15,013)	(1,635)
Allowance For Expected Credit Losses [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(1,334)	0	0
Net Cost Of Property Machinery And Equipment To Third Parties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(626)	0	(2,131)
Net Cost Of Investment Properties [Member]
Disclosure of Other net [Line Items]
Other Operating Expense	[1]	0	(9,575)	0
Changes In Provision For Exploration Projects [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		0	(891)	0
Other minor expenses [Member]
Disclosure of Other net [Line Items]
Other Operating Expense		(11,932)	(5,548)	(18,344)
Insurance Claim Recovery [Member]
Disclosure of Other net [Line Items]
Other operating incomes		33,735	1,190	2,936
Sale Of Supplies And Merchandise To Third Parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		46,136	54,505	50,973
Sale Of Investment In Subsidiary [Member]
Disclosure of Other net [Line Items]
Other operating incomes		7,097	0	0
Changes In Provisions For Exploration Projects [Member]
Disclosure of Other net [Line Items]
Other operating incomes		2,433	0	0
Sale Of Assets To Third Parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		3,863	369	21,730
Sale Of Services To Third Parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		3,512	2,566	1,840
Income From Previous Years [Member]
Disclosure of Other net [Line Items]
Other operating incomes		1,517	2,737	1,086
Recovery Of Expenses From Previous Years [Member]
Disclosure of Other net [Line Items]
Other operating incomes		81	68	3,171
Income From Rental Of Investment Properties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		45	235	1,821
Expiration Of Allowance For Expected Credit Losses [Member]
Disclosure of Other net [Line Items]
Other operating incomes		45	99	0
Sale of assets to related parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		30	336	0
Sale Of Supplies Related Parties [Member]
Disclosure of Other net [Line Items]
Other operating incomes		27	4	1
Sale Of Investment Properties [Member]
Disclosure of Other net [Line Items]
Other operating incomes	[1]	0	11,250	0
Recovery Of Provision For Depreciation Of Supplies [Member]
Disclosure of Other net [Line Items]
Other operating incomes		0	0	110
Other Minor Income [Member]
Disclosure of Other net [Line Items]
Other operating incomes		$ 4,099	$ 14,469	$ 11,639

[1]	During 2017 the subsidiary Buenaventura Ingenieros S.A. (hereinafter "BISA") sold to a third party its investment properties located in the El Derby Capital Building, district of Surco.